Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (13,756)	$ (23,125)	$ (172)	$ (39,167)	$ (28,486)	$ (51,611)	$ (73,297)	$ (135,139)
Denominator:
Basic weighted average shares outstanding	14,041,712		565,026	13,721,680	534,381		847,265	375,922
Common stock warrants
Restricted stock units
Common stock options
Diluted weighted average shares outstanding	14,041,712		565,026	13,721,680	534,381		847,265	375,922
Net loss per share
Basic	$ (0.98)	$ (37.54)	$ (0.30)	$ (2.85)	$ (53.31)	$ (91.82)	$ (86.51)	$ (359.49)
Diluted	$ (0.98)	$ (37.54)	$ (0.30)	$ (2.85)	$ (53.31)	$ (91.82)	$ (86.51)	$ (359.49)